Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Fair Value Hierarchy of Liabilities
The following table presents the fair value hierarchy for liabilities measured at fair value on a recurring basis as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Warrant liabilities:

Public Warrants	$—	$—	$29,152,500	$29,152,500
Private Placement Warrants	—	—	19,381,333	19,381,333

Total warrant liabilities	$—	$—	$48,533,833	$48,533,833

Summary of Changes in Fair Value of Warrants
The following table presents a summary of the changes in the fair value of the Warrants:

	Public Warrant Liability	Private Placement Warrant Liability
Fair value, March 2, 2021 (issuance date)	$28,635,000	$18,854,666
Loss on change in fair value (1)	517,500	526,667

Fair value, March 31, 2021	$29,152,500	$19,381,333

(1) Included in Loss on change in fair value of warrant liability on the unaudited condensed statement of operations